Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 62,096,000	$ 14,334,000	$ 11,166,000
Accounts receivable, net of allowance	4,716,000	6,690,000	4,478,000
Inventories	6,570,000	5,164,000	4,535,000
Prepaid expenses and other current assets	5,657,000	3,274,000	2,308,000
Current assets from discontinued operations			291,000
Prepaid expenses	1,409,000	1,029,000	1,006,000
Total current assets	79,039,000	29,462,000	22,778,000
Capitalized equity issuance costs and other assets	1,735,000	4,265,000	110,000
Non-marketable equity securities	25,285,000	25,285,000	25,000,000
Intangible assets, net	843,000	5,807,000	20,902,000
Deferred tax assets	86,000	86,000
Right-of-use assets	3,107,000	3,281,000	0
Goodwill	36,666,000	36,381,000	38,584,000
Property and equipment, net	2,362,000	2,361,000	2,734,000
Total Assets	149,123,000	106,928,000	110,108,000
Current liabilities
Accounts payable	3,896,000	5,967,000	2,528,000
Accrued expenses	7,356,000	7,944,000	5,622,000
Line of credit and current portion of long-term debt	148,000	148,000	1,353,000
Payable to Kinduct sellers – current	0	4,303,000	5,954,000
Current portion of deferred revenue	3,159,000	3,334,000	2,422,000
Current liabilities from discontinued operations			357,000
Due to related party	0	6,186,000	0
Total current liabilities	14,559,000	21,696,000	18,236,000
Long-term portion of term debt	43,187,000	25,649,000	8,396,000
Convertible notes, net – related party	0	6,186,000
Operating lease liabilities and other non-current liabilities	2,982,000	3,088,000	371,000
Deferred revenue, net of current portion	1,389,000	1,344,000	1,170,000
Warrant liabilities	1,513,000	0
Deferred tax liabilities, net			222,000
Derivative warrant liabilities		100,000
Total liabilities	63,630,000	57,963,000	28,395,000
Commitments and Contingencies
Mezzanine equity
Total mezzanine equity		185,183,000	182,499,000
Shareholders' Deficit:
Common stock	1,000	1,000	1,000
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively	0	185,183,000	182,499,000
Additional paid-in capital	206,428,000	692,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1,386,000)	(1,646,000)	1,431,000
Accumulated deficit	(126,180,000)	(142,016,000)	(109,601,000)
Total stockholders' deficit	78,863,000	(142,969,000)	(100,786,000)
Non-controlling interest in subsidiaries	6,630,000	6,751,000	7,383,000
Total stockholders' deficit	85,493,000	(136,218,000)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	149,123,000	106,928,000	110,108,000
Series D1 Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred stock		41,991,000	39,307,000
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively		41,991,000	39,307,000
Series A Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred stock		9,950,000	9,950,000
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively		9,950,000	9,950,000
Series B Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred stock		24,680,000	24,680,000
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively		24,680,000	24,680,000
Series C Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred stock		37,032,000	37,032,000
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively		37,032,000	37,032,000
Series D Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred stock		30,780,000	30,780,000
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively		30,780,000	30,780,000
Series E Convertible Preferred Stock [Member]
Mezzanine equity
Convertible preferred stock		40,750,000	40,750,000
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively		40,750,000	40,750,000
PATHFINDER ACQUISITION CORPORATION [Member]
Current assets:
Cash and cash equivalents		76,535	21,217
Prepaid expenses		82,593	713,426
Total current assets		159,128	734,643
Investments held in Trust Account		328,636,388	325,028,452
Total Assets		328,795,516	325,763,095
Current liabilities
Accounts payable		301,335	200,984
Accrued expenses		6,945,000	330,565
Due to related party		61,116	61,116
Note payable		1,000,000	250,000
Total current liabilities		8,307,451	842,665
Derivative warrant liabilities		2,472,500	6,342,500
Deferred underwriting commissions		0	11,375,000
Total liabilities		10,779,951	18,560,165
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of December 31, 2022 and 2021
Common stock
Class B ordinary shares, $0.0001 par value; 30,000,000 shares authorized; 8,125,000 shares issued and outstanding as of December 31, 2022 and 2021		813	813
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively		328,536,388	325,000,000
Additional paid-in capital
Accumulated deficit		(10,521,636)	(17,797,883)
Total stockholders' deficit		(10,520,823)	(17,797,070)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit		328,795,516	325,763,095
Revision of Prior Period, Adjustment [Member]
Shareholders' Deficit:
Total stockholders' deficit		(142,969,000)	(108,169,000)
Previously Reported [Member]
Current liabilities
Current portion of deferred revenue		400,000	400,000
Shareholders' Deficit:
Total stockholders' deficit		(136,218,000)
Total stockholders' deficit		(136,218,000)	$ (100,786,000)
Preferred Stock [Member] | Nonredeemable Convertible Preferred Stock [Member]
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively	0	143,192,000
Preferred Stock [Member] | Redeemable Convertible Preferred Stock [Member]
Shareholders' Deficit:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 32,500,000 shares at redemption value of approximately $10.11 and $10.00 as of December 31, 2022 and 2021, respectively	$ 0	$ 41,991,000